Other Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Deposits	¥ 59,637	¥ 59,615
Deferred customer activation costs	75,657	72,214
Installment receivables for handsets (Non-current)	88,716	75,391
Allowance for doubtful accounts	(1,530)	(1,118)
Long-term bailment for consumption to a related party	10,000	20,000
Other	23,267	23,817
Total	¥ 255,747	¥ 249,919